Fees Summary	Nov. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 213,088,212
Previously Paid Amount	8,700
Total Fee Amount	18,538.68
Total Offset Amount	0
Net Fee	$ 9,838.68
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A